Schedule of warrants outstanding (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Apr. 30, 2022	Jan. 31, 2022	Jan. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Begenning balance (in shares)	75,000
Beginning balance	$ 15.00
Balance at beginning (in shares)	360,550	95,550	0.14
Beginning balance	$ 12.64	$ 4.20	$ 2,252.200
Granted	310,000	265,000	95,550
Weighted Average Exercise Price Granted	$ 15.00	$ 15.70	$ 4.20
Ending balance (in shares)	75,000	75,000
Ending balance	$ 15.00	$ 15.00
Balance at ending (in shares)	670,550	360,550	95,550
Ending balance	$ 13.17	$ 12.64	$ 4.20
Shares forfeited and canceled			(0.14)
Shares forfeited and canceled			$ (2,252.200)
Options Granted		75,000
Weighted Average Exercise Price Granted		$ 15.00
Ending balance		$ 12.64